Property, Plant and Equipment, Net (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2023 USD ($) m²	Mar. 31, 2022 USD ($)	Mar. 31, 2023 CNY (¥) m²
Property, Plant and Equipment, Net [Abstract]
Depreciation expense | $	$ 111,964	$ 142,954
Pledged building (in Square Meters) | m²	11,205.83		11,205.83
Carrying value	$ 2,400,000		¥ 16.7